Federated Hermes MDT Market Neutral ETF
Portfolio of Investments
March 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—82.8%
		Communication Services—3.7%
7,997	[1]	CarGurus, Inc.	$ 272,298
11,040		Fox Corp.	644,736
170	[1]	Live Nation Entertainment, Inc.	25,927
11,271	[1]	Pinterest, Inc.	206,710
4,445	[1]	Reddit, Inc.	598,519
2,031		Sirius XM Radio LLC	46,875
46,940	[1]	Trade Desk, Inc./The	1,065,069
4,224	[1]	TripAdvisor, Inc.	45,028
1,154	[1]	Yelp, Inc.	28,550
11,738	[1]	ZoomInfo Technologies, Inc.	70,193
		TOTAL	3,003,905
		Consumer Discretionary—13.6%
30,919		Advance Auto Parts, Inc.	1,630,977
624	[1]	Airbnb, Inc.	78,799
5,527	[1]	Amer Sports, Inc.	181,949
60		Booking Holdings, Inc.	252,619
10,587	[1]	Capri Holdings Ltd.	186,543
906	[1]	Chewy, Inc.	24,462
7,517	[1]	Deckers Outdoor Corp.	752,377
59		Domino’s Pizza, Inc.	21,169
3,289	[1]	Duolingo, Inc.	324,197
519	[1]	Expedia Group, Inc.	119,832
8,800	[1]	Five Below, Inc.	2,010,624
7,281		General Motors Co.	542,435
5,795	[1]	Life Time Group Holdings, Inc.	156,117
8,235	[1]	Lululemon Athletica, Inc.	1,260,778
3,070		Polaris, Inc., Class A	167,315
904		PVH Corp.	63,063
766		Restaurant Brands International, Inc.	56,607
3,012	[1]	Revolve Group, Inc.	68,101
1,370	[1]	SharkNinja, Inc.	145,083
880		Steven Madden Ltd.	29,850
960	[1]	Ulta Beauty, Inc.	501,802
9,807	[1]	Under Armour, Inc., Class A	57,959
20,616		V.F. Corp.	350,266
25,182	[1]	Viking Holdings Ltd.	1,850,373
1,664	[1]	Wayfair, Inc.	125,149
1,327		Yum! Brands, Inc.	206,322
		TOTAL	11,164,768
		Consumer Staples—2.6%
3,952	[1]	Bellring Brands, Inc.	63,588
568		Costco Wholesale Corp.	565,972
6,748	[1]	Dollar Tree, Inc.	738,974
18,792	[1]	Maplebear, Inc.	703,948
135		PepsiCo, Inc.	20,964
333	[1]	Post Holdings, Inc.	32,920

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
572		Spectrum Brands Holdings, Inc.	$ 42,157
		TOTAL	2,168,523
		Energy—3.5%
1,401	[1]	Antero Resources Corp.	59,458
2,151		Cheniere Energy, Inc.	610,368
3,740		EOG Resources, Inc.	540,692
1,950		Halliburton Co.	76,031
3,405		Murphy Oil Corp.	140,456
1,169	[1]	Oceaneering International, Inc.	41,464
8,542		PBF Energy, Inc.	406,770
446		Phillips 66	81,252
2,358	[1]	Seadrill Ltd.	107,289
665		Targa Resources, Inc.	166,736
5,027	[1]	Tidewater, Inc.	420,006
1,065		Weatherford International PLC	100,728
1,904		Williams Cos., Inc.	138,573
		TOTAL	2,889,823
		Financials—13.1%
1,292		Ameriprise Financial, Inc.	574,165
942	[1]	Arch Capital Group Ltd.	90,423
146		Assurant, Inc.	31,800
9,543		Bank of New York Mellon Corp.	1,132,086
5,264		Charles Schwab Corp.	494,711
35,222	[1]	Fiserv, Inc.	1,965,388
474		Globe Life, Inc.	65,967
3,420		Interactive Brokers Group, Inc., Class A	229,379
7,858		Jackson Financial, Inc.	830,748
6,986	[1]	LendingClub Corp.	100,039
809	[1]	LendingTree, Inc.	34,690
2,192		Live Oak Bancshares, Inc.	72,489
1,498		Morgan Stanley	246,526
3,061		Northern Trust Corp.	427,224
938		Principal Financial Group, Inc.	84,523
1,796		PROG Holdings, Inc.	51,527
678		Progressive Corp., OH	134,407
7,578		Prudential Financial, Inc.	740,295
7,754		State Street Corp.	981,346
12,785	[1]	StoneCo Ltd.	180,524
3,326		Synchrony Financial	226,234
6,685		The Travelers Cos., Inc.	1,949,881
1,683	[1]	Toast, Inc.	44,616
289	[1]	WEX, Inc.	44,229
		TOTAL	10,733,217
		Health Care—13.7%
6,631		AbbVie, Inc.	1,442,176
6,009	[1]	Align Technology, Inc.	1,030,123
1,275	[1]	Alnylam Pharmaceuticals, Inc.	421,859
2,380		Baxter International, Inc.	39,984
5,172	[1]	BioMarin Pharmaceutical, Inc.	292,166
5,347	[1]	Bridgebio Pharma, Inc.	397,068
729		Cardinal Health, Inc.	154,045
1,722	[1]	Charles River Laboratories International, Inc.	297,045

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
9,262	[1]	Community Health Systems, Inc.	$ 27,230
3,202		Dentsply Sirona, Inc.	37,143
2,907	[1]	Doximity, Inc.	67,733
7,379	[1]	Elanco Animal Health, Inc.	176,579
2,728	[1]	Fulgent Genetics, Inc.	43,375
3,132	[1]	Guardant Health, Inc.	289,303
1,801	[1]	Halozyme Therapeutics, Inc.	116,399
3,113		Humana, Inc.	539,763
2,789	[1]	Illumina, Inc.	343,772
2,125	[1]	Incyte Genomics, Inc.	200,005
1,020	[1]	Insulet Corp.	214,037
18,282	[1]	Moderna, Inc.	928,726
7,892	[1]	NeoGenomics, Inc.	58,559
2,738	[1]	Omnicell, Inc.	91,394
825	[1]	Privia Health Group, Inc.	16,970
1,818		Regeneron Pharmaceuticals, Inc.	1,404,660
5,596	[1]	Sarepta Therapeutics, Inc.	121,769
5,617	[1]	Teladoc Health, Inc.	30,613
293		Teleflex, Inc.	35,046
7,278		UnitedHealth Group, Inc.	1,969,354
1,989	[1]	Veeva Systems, Inc.	349,388
3,128	[1]	Waystar Holding Corp.	75,416
		TOTAL	11,211,700
		Industrials—10.3%
246		Allegion PLC	35,741
1,691		Allison Transmission Holdings, Inc.	197,948
3,163	[1]	APi Group Corp.	128,165
895		Apogee Enterprises, Inc.	30,018
1,972	[1]	Astronics Corp.	131,592
1,650		Atmus Filtration Technologies, Inc.	93,670
1,049	[1]	BlueLinx Holdings, Inc.	56,835
2,841		Booz Allen Hamilton Holding Corp.	221,683
2,719	[1]	Copart, Inc.	90,271
590	[1]	DXP Enterprises, Inc.	82,441
1,968		GE Aerospace	558,459
2,254		GE Vernova, Inc.	1,967,517
701	[1]	Generac Holdings, Inc.	136,926
125		General Dynamics Corp.	42,903
42		Huntington Ingalls Industries, Inc.	15,956
357		Johnson Controls International PLC	46,749
711		Leidos Holdings, Inc.	110,575
1,316		Masco Corp.	79,447
204		nVent Electric PLC	24,129
2,456		Paycom Software, Inc.	298,502
3,789		Pitney Bowes, Inc.	41,868
1,138	[1]	Proto Labs, Inc.	64,889
990		Robert Half, Inc.	25,146
2,044	[1]	SkyWest, Inc.	187,701
8,255		Southwest Airlines Co.	310,140
1,996		Stanley Black & Decker, Inc.	141,836
837		Trane Technologies PLC	348,811
158	[1]	TransDigm, Inc.	183,116

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
12,684	[1]	Uber Technologies, Inc.	$ 912,360
4,528	[1]	United Airlines Holdings, Inc.	416,893
9,788		Veralto Corp.	865,455
2,512		Vertiv Holdings Co.	629,457
145		Xylem, Inc.	17,328
		TOTAL	8,494,527
		Information Technology—15.9%
5,113		Accenture PLC	1,013,857
5,219	[1]	Adobe, Inc.	1,268,634
5,585		Amkor Technology, Inc.	251,493
335		Analog Devices, Inc.	106,577
1,852	[1]	Arista Networks, Inc.	227,389
7,602	[1]	Atlassian Corp. PLC	518,836
1,687	[1]	Axcelis Technologies, Inc.	157,026
835	[1]	Braze, Inc.	19,714
354		Broadcom, Inc.	109,566
987		Clear Secure, Inc.	47,781
76	[1]	Crowdstrike Holdings, Inc.	29,671
1,043		Dell Technologies, Inc.	171,188
270	[1]	DocuSign, Inc.	12,801
24,924	[1]	Enphase Energy, Inc.	942,376
1,160	[1]	EPAM Systems, Inc.	157,064
3,832	[1]	Fortinet, Inc.	313,151
1,572	[1]	Freshworks, Inc.	12,623
5,562	[1]	Gartner, Inc., Class A	880,687
1,313	[1]	Gitlab, Inc.	28,413
1,002	[1]	Globant S.A.	46,202
3,983	[1]	GoDaddy, Inc.	329,275
792	[1]	HubSpot, Inc.	193,327
1,757		Intuit, Inc.	759,692
3,360	[1]	Kyndryl Holdings, Inc.	44,083
1,856	[1]	Life360, Inc.	75,762
1,883	[1]	LiveRamp Holdings, Inc.	49,937
93	[1]	MongoDB, Inc.	22,764
4,529		NetApp, Inc.	463,724
134		NVIDIA Corp.	23,370
633	[1]	Okta, Inc.	49,823
4,467	[1]	ON Semiconductor Corp.	276,597
7,738	[1]	Palantir Technologies, Inc.	1,131,915
2,449	[1]	Palo Alto Networks, Inc.	392,624
6,112		Pegasystems, Inc.	260,127
598	[1]	Procore Technologies, Inc.	34,086
2,745	[1]	Q2 Holdings, Inc.	129,838
414	[1]	Qualys, Inc.	36,370
1,230	[1]	RingCentral, Inc.	45,744
4,018		Salesforce, Inc.	750,040
3,162		Skyworks Solutions, Inc.	169,325
909	[1]	Synaptics, Inc.	63,666
965		TD SYNNEX Corp.	162,805
1,134		Teradyne, Inc.	336,186
273	[1]	Tyler Technologies, Inc.	93,470
3,482	[1]	UiPath, Inc.	38,650

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
190		Western Digital Corp.	$ 51,393
3,506	[1]	Workday, Inc.	455,499
386	[1]	Zebra Technologies Corp., Class A	80,705
2,434	[1]	Zoom Communications, Inc.	195,669
		TOTAL	13,031,515
		Materials—4.5%
1,551		Albemarle Corp.	278,451
6,850		Alcoa Corp.	454,360
25,646		Celanese Corp.	1,686,737
532		Corteva, Inc.	44,534
4,313		FMC Corp.	74,270
2,561		Freeport-McMoRan, Inc.	150,536
7,465		Mosaic Co./The	190,358
5,878		Newmont Corp.	636,293
625		Nucor Corp.	105,688
620		Steel Dynamics, Inc.	111,600
		TOTAL	3,732,827
		Real Estate—1.6%
12,651		American Healthcare REIT, Inc.	596,621
689	[1]	CBRE Group, Inc.	93,332
490		Iron Mountain, Inc.	50,049
8,516		Kilroy Realty Corp.	240,236
4,739		SL Green Realty Corp.	175,059
2,891		Vornado Realty Trust LP	75,137
1,773	[1]	Zillow Group, Inc.	73,384
		TOTAL	1,303,818
		Utilities—0.3%
1,398		Brookfield Infrastructure Corp.	55,249
2,087		Exelon Corp.	102,305
432		Vistra Corp.	64,942
		TOTAL	222,496
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,024,216)	67,957,119
		INVESTMENT COMPANY—93.9%
77,003,240		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $77,003,240)	77,003,240
		TOTAL INVESTMENT IN SECURITIES—176.7% (IDENTIFIED COST $147,027,456)	144,960,359
		OTHER ASSETS AND LIABILITIES - NET—(76.7)%[3]	(62,908,100)
		NET ASSETS—100%	$82,052,259
SECURITIES SOLD SHORT—(76.9)%
Shares			Value
		Communication Services—(3.8)%
457	[1]	AST SpaceMobile, Inc.	$ 37,871
586	[1]	Charter Communications, Inc.	126,506
3,762		Comcast Corp., Class A	108,007
1,846	[1]	Echostar Holding Corp.	216,111
7,822	[1]	Magnite, Inc.	92,925
5,864	[1]	Netflix, Inc.	563,824
4,544	[1]	ROBLOX Corp.	257,009
1,520	[1]	Spotify Technology S.A.	737,063

Shares			Value
		Communication Services—continued
430	[1]	Take-Two Interactive Software, Inc.	$ 84,925
2,500		TKO Group Holdings, Inc.	504,125
1,761		T-Mobile USA, Inc.	369,863
		TOTAL	3,098,229
		Consumer Discretionary—(12.7)%
2,269	[1]	Amazon.com, Inc.	472,565
26,426	[1]	Caesars Entertainment, Inc.	698,439
6,137	[1]	CarMax, Inc.	255,176
859	[1]	Carvana Co.	270,052
17,395	[1]	Cava Group, Inc.	1,407,255
3,960	[1]	Chipotle Mexican Grill, Inc.	126,760
1,990		Churchill Downs, Inc.	178,762
5,838		D. R. Horton, Inc.	801,090
2,497	[1]	Dave & Buster’s Entertainment, Inc.	27,043
117		Dick’s Sporting Goods, Inc.	23,200
470	[1]	DoorDash, Inc.	70,571
18,502	[1]	DraftKings, Inc.	400,013
8,241	[1]	Driven Brands Holdings, Inc.	103,919
2,387	[1]	Floor & Decor Holdings, Inc.	121,260
9,180		Flutter Entertainment PLC	935,901
550	[1]	Fox Factory Holding Corp.	9,053
11,392	[1]	GameStop Corp.	262,472
2,728		Garmin Ltd.	632,923
1,146	[1]	G-III Apparel Group Ltd.	31,744
180	[1]	Grand Canyon Education, Inc.	30,605
778		Home Depot, Inc.	255,876
590		Lennar Corp., Class A	51,236
348		Lithia Motors, Inc.	86,903
1,801		LKQ Corp.	52,895
994		Lowe’s Cos., Inc.	234,862
56		Marriott International, Inc., Class A	18,316
2,171		Nike, Inc., Class B	114,672
9,050	[1]	Norwegian Cruise Line Holdings Ltd.	169,235
189	[1]	RH	26,426
174		Ross Stores, Inc.	37,694
419		Royal Caribbean Cruises Ltd.	115,300
1,726		Six Flags Entertainment Corp.	30,637
17,017		Starbucks Corp.	1,524,553
5,526	[1]	Stride, Inc.	487,227
2,173		Wingstop, Inc.	336,750
		TOTAL	10,401,385
		Consumer Staples—(2.4)%
830	[1]	Celsius Holdings, Inc.	29,449
4,456	[1]	elf Beauty, Inc.	270,078
22,553		Lamb Weston Holdings, Inc.	953,090
1,308	[1]	Performance Food Group Co.	112,043
13,435		Primo Brands Corp.	252,981
5,070	[1]	Sprouts Farmers Market, Inc.	391,049
		TOTAL	2,008,690
		Energy—(4.4)%
1,957		Chevron Corp.	404,903
7,907		ConocoPhillips	1,043,724
10,905		Diamondback Energy, Inc.	2,156,900

Shares			Value
		Energy—continued
606		Viper Energy, Inc.	$ 28,476
		TOTAL	3,634,003
		Financials—(12.0)%
997	[1]	Affirm Holdings, Inc.	45,682
2,173		American Express Co.	657,289
1,238		Aon PLC	399,602
9,610		Ares Management Corp.	1,048,451
1,516		Arthur J. Gallagher & Co.	328,335
4,180	[1]	Berkshire Hathaway, Inc., Class B	2,003,056
2,752		Blackstone, Inc.	316,452
6,862	[1]	Block, Inc.	412,955
5,617	[1]	Brookfield Asset Management Ltd.	249,676
20,070		Brown & Brown	1,308,765
895		Capital One Financial Co.	163,275
2,316		Citigroup, Inc.	262,658
1,424	[1]	Coinbase Global, Inc.	248,645
5		Erie Indemnity Co.	1,257
1,141		Glacier Bancorp, Inc.	50,968
12,752		KKR & Co., Inc.	1,179,560
7,284	[1]	Remitly Global, Inc.	114,140
733		SEI Investments Co.	57,518
4,109	[1]	Shift4 Payments, Inc.	179,687
1,236	[1]	StoneX Group, Inc.	99,683
6,533		Truist Financial Corp.	300,322
14,118	[1]	Upstart Holdings, Inc.	362,127
597		Western Alliance Bancorp	42,297
		TOTAL	9,832,400
		Health Care—(12.3)%
4,673	[1]	10X Genomics, Inc.	99,208
411		Abbott Laboratories	42,197
1,114	[1]	Acadia Healthcare Co., Inc.	26,056
11,339	[1]	Apellis Pharmaceuticals, Inc.	456,168
2,863	[1]	Arrowhead Pharmaceuticals, Inc.	179,510
926	[1]	Axsome Therapeutics, Inc.	156,513
7,223		Becton Dickinson & Co.	1,135,672
3,185	[1]	Biohaven Ltd.	26,945
329	[1]	Boston Scientific Corp.	20,645
1,309	[1]	Caris Life Sciences, Inc.	23,405
15,698	[1]	Centene Corp.	513,952
4,732	[1]	Cytokinetics, Inc.	311,886
4,302		Danaher Corp.	815,659
2,991	[1]	HealthEquity, Inc.	249,958
21,645	[1]	Hims & Hers Health, Inc.	449,350
706	[1]	Immunovant, Inc.	17,537
326	[1]	Inspire Medical Systems, Inc.	16,815
2,622		Johnson & Johnson	640,922
514	[1]	Madrigal Pharmaceuticals, Inc.	269,064
197		Merck & Co., Inc.	23,697
1,566	[1]	PTC Therapeutics, Inc.	106,692
1,263	[1]	Repligen Corp.	148,807
6,261	[1]	Revolution Medicines, Inc.	608,882
2,260	[1]	Scholar Rock Holding Corp.	111,102
12,199	[1]	Summit Therapeutics, Inc.	231,293

Shares			Value
		Health Care—continued
3,995	[1]	Tempus AI, Inc.	$ 180,654
2,540		Thermo Fisher Scientific, Inc.	1,248,486
2,497	[1]	TransMedics Group, Inc.	248,227
9,776	[1]	Ultragenyx Pharmaceutical, Inc.	204,807
18,440	[1]	Vaxcyte, Inc.	1,071,548
1,705	[1]	Viking Therapeutics, Inc.	55,481
775	[1]	Waters Corp.	230,795
343		West Pharmaceutical Services, Inc.	85,970
793		Zimmer Biomet Holdings, Inc.	71,703
		TOTAL	10,079,606
		Industrials—(8.9)%
207		3M Co.	30,063
3,930		Aaon, Inc.	325,207
1,001	[1]	Aerovironment, Inc.	183,233
1,575	[1]	Ameresco, Inc.	40,162
2,897	[1]	Avis Budget Group, Inc.	422,527
877	[1]	Axon Enterprise, Inc.	372,453
598	[1]	Builders Firstsource, Inc.	49,233
255		Carpenter Technology Corp.	100,508
350		Carrier Global Corp.	19,709
1,141	[1]	CBIZ, Inc.	30,636
9,010		Concentrix Corp.	246,514
853	[1]	Core & Main, Inc.	42,138
752		Deere & Co.	423,602
214	[1]	FTI Consulting, Inc.	37,829
5,422	[1]	GXO Logistics, Inc.	281,131
161		Herc Holdings, Inc.	16,028
4,878		Ingersoll-Rand, Inc.	390,825
325	[1]	Kirby Corp.	43,186
6,290		Knight-Swift Transportation Holdings, Inc.	362,178
868	[1]	Mercury Systems, Inc.	63,286
250		Old Dominion Freight Lines, Inc.	48,850
4,104		PACCAR, Inc.	474,012
16,541	[1]	QXO, Inc.	321,226
214		RTX Corp.	41,281
2,660	[1]	Saia, Inc.	934,405
1,332		United Parcel Service, Inc.	131,042
9,319		Verisk Analytics, Inc.	1,768,280
657	[1]	Vicor Corp.	105,777
		TOTAL	7,305,321
		Information Technology—(12.6)%
6,412	[1]	Advanced Micro Devices, Inc.	1,304,393
7,466	[1]	Allegro MicroSystems, Inc.	235,403
4,229		Amphenol Corp., Class A	534,334
1,433	[1]	Appian Corp.	34,550
732	[1]	Applied Optoelectronics, Inc.	61,920
202	[1]	Astera Labs, Inc.	22,139
2,559	[1]	Circle Internet Finance PLC	244,154
5,298	[1]	CloudFlare, Inc.	1,093,189
1,175		Corning, Inc.	159,765
7,060	[1]	D-Wave Quantum, Inc.	101,876
2,187		Entegris, Inc.	256,404
2,440	[1]	First Solar, Inc.	481,314

Shares			Value
		Information Technology—continued
962	[1]	Globalfoundries, Inc.	$ 42,790
1,752	[1]	Impinj, Inc.	179,930
10,579	[1]	Intel Corp.	466,851
7,793	[1]	IonQ, Inc.	224,672
3,033	[1]	nCino, Inc.	45,434
6,872	[1]	Nutanix, Inc.	261,205
880	[1]	Par Technology Corp.	11,730
273	[1]	Sitime Corp.	94,281
4,224	[1]	Sprout Social, Inc.	24,077
7,383	[1]	Strategy, Inc., Class A	921,399
8,664	[1]	Super Micro Computer, Inc.	197,279
4,761	[1]	Synopsys, Inc.	1,887,641
1,005		Ubiquiti Networks, Inc.	794,242
5,654	[1]	Unity Software, Inc.	124,049
33,230	[1]	Zeta Global Holdings Corp.	529,022
		TOTAL	10,334,043
		Materials—(5.2)%
4,036		Air Products & Chemicals, Inc.	1,172,418
49,285		Dow, Inc.	2,052,720
15,580		International Paper Co.	556,206
1,647		LyondellBasell Industries N.V.	132,682
2,512	[1]	MP Materials Corp.	121,229
2,300		Smurfit WestRock PLC	91,655
1,364		Westlake Corp.	159,343
		TOTAL	4,286,253
		Real Estate—(2.4)%
16,984		Alexandria Real Estate Equities, Inc.	788,397
4,036		Extra Space Storage, Inc.	529,241
9,483		Healthcare Realty Trust, Inc.	161,116
6,868		Realty Income Corp.	420,184
2,888		Weyerhaeuser Co.	70,554
		TOTAL	1,969,492
		Utilities—(0.2)%
1,473		Brookfield Renewable Corp.	58,670
237		Constellation Energy Corp.	66,182
469	[1]	Oklo, Inc.	23,258
376		Southwest Gas Holdings, Inc.	32,674
		TOTAL	180,784
		Total Securities Sold Short (PROCEEDS $67,430,061)	$63,130,206
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2026, were as follows:
Affiliated	Value as of 12/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$413,672	$1,034,786	$(75,961)	$264,071	$(5,591)	$1,630,977	30,919	$3,699

Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$25,133,439
Purchases at Cost	$64,906,506
Proceeds from Sales	$(13,036,705)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$77,003,240
Shares Held as of 3/31/2026	77,003,240
Dividend Income	$485,881

1	Non-income-producing security.
2	7-day net yield.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of short sale transactions as of March 31, 2026.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.